Business Segments - Business Segment Information Based on Net Revenues and Net Income from Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues, net
Revenues, net	$ 170,690	$ 132,274	$ 103,732
Income from operations
Income from operations	16,375	14,666	13,459
Operating Segments [Member] | Workforce [Member]
Revenues, net
Revenues, net	134,242	99,963	78,070
Income from operations
Income from operations	35,374	28,203	23,574
Operating Segments [Member] | Patient Experience [Member]
Revenues, net
Revenues, net	31,901	28,454	25,166
Income from operations
Income from operations	810	2,819	2,399
Operating Segments [Member] | Provider [Member]
Revenues, net
Revenues, net	4,547	3,857	496
Income from operations
Income from operations	826	277	(156)
Unallocated [Member]
Income from operations
Income from operations	$ (20,635)	$ (16,633)	$ (12,358)